Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.13%
Corporate Revenue Bonds — 1.40%
Cottonwood Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$1,015,910
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,422,912
		8,438,822
Education Revenue Bonds — 18.35%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	911,980
Series A 4.25% 7/1/47	1,550,000	1,661,243
Series A 4.375% 7/1/52	400,000	429,816
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,404,098
Series A 5.00% 3/1/39	385,000	406,479
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,953
Series A 5.00% 7/1/45	1,390,000	1,478,348
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,224,760
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	784,371
Series A 5.00% 11/1/48	2,800,000	3,092,824
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	433,902
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	459,388
Series A 5.375% 8/1/50	1,690,000	1,945,494
Series A 5.50% 8/1/36	580,000	611,981
Series A 5.75% 8/1/44	1,190,000	1,258,306
NQ-301 [5/21] 7/21 (1710588)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	$836,719
Series A 5.00% 7/1/47	2,290,000	2,478,261
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	618,454
Series A 5.00% 7/1/44	1,770,000	1,865,368
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	960,499
Series A 5.00% 7/1/47	2,300,000	2,448,856
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	499,041
5.50% 8/1/49	2,260,000	2,398,244
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,095,085
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,374,600
5.00% 5/1/47	250,000	271,013
(Carleton College)
4.00% 3/1/35	1,000,000	1,138,930
4.00% 3/1/36	415,000	472,818
5.00% 3/1/44	2,110,000	2,547,255

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,057,870
(College of St. Scholastica)
4.00% 12/1/29	280,000	321,320
4.00% 12/1/30	290,000	330,232
4.00% 12/1/33	500,000	563,075
4.00% 12/1/34	500,000	561,800
4.00% 12/1/40	1,200,000	1,330,380

(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,527,976
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,048,108
Series A 5.00% 10/1/35	875,000	1,065,925
Series A 5.00% 10/1/45	2,120,000	2,533,124
2    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	$583,985
Series 8-I 5.00% 10/1/33	250,000	291,850
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,747,970
4.00% 10/1/46	750,000	891,847
4.00% 10/1/50	565,000	668,745
Series 8-G 5.00% 12/1/31	745,000	877,141
Series 8-G 5.00% 12/1/32	670,000	788,161
Series 8-N 4.00% 10/1/35	500,000	570,740
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,068,702
Series B 5.00% 10/1/38	1,000,000	1,117,880
Series B 5.00% 10/1/39	170,000	189,591
Series B 5.00% 10/1/40	625,000	696,462
Series B 5.00% 10/1/47	1,060,000	1,170,675
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,709,724
4.00% 10/1/37	750,000	881,970
4.00% 10/1/44	1,255,000	1,453,001
5.00% 10/1/40	500,000	629,295
Series 8-L 5.00% 4/1/35	1,250,000	1,463,800
Series A 4.00% 10/1/34	400,000	462,768
Series A 4.00% 10/1/36	500,000	576,325
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	1,000,000	1,021,810
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	551,429
Series A 5.00% 9/1/44	1,165,000	1,220,687
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	2,855,000	2,927,603
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	782,364
NQ-301 [5/21] 7/21 (1710588)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	$2,066,465
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	330,627
Series A 144A 5.50% 7/1/52 #	735,000	829,014

(Hmong College Preparatory Academy Project) Series A 5.75% 9/1/46	1,000,000	1,166,340
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	529,185
Series A 4.125% 9/1/47	1,750,000	1,838,742

(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,565,122
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,101,583
Series A 5.00% 9/1/34	2,625,000	3,245,182
Series A 5.00% 4/1/35	3,175,000	3,781,107
Series A 5.00% 4/1/36	2,650,000	3,155,885
Series A 5.00% 4/1/37	1,125,000	1,339,763
Series A 5.00% 9/1/40	1,560,000	1,908,379
Series A 5.00% 9/1/41	1,750,000	2,140,233
Series A 5.00% 4/1/44	3,000,000	3,779,580
		110,838,628
Electric Revenue Bonds — 7.64%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	414,659
Series A 5.00% 10/1/30	1,150,000	1,362,451
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,100,200
5.00% 10/1/29	395,000	452,579
5.00% 10/1/30	500,000	572,885
5.00% 10/1/33	1,205,000	1,378,508
5.00% 10/1/47	2,000,000	2,376,080
Series A 5.00% 10/1/30	1,060,000	1,214,516
Series A 5.00% 10/1/34	750,000	857,190
Series A 5.00% 10/1/35	1,525,000	1,740,788
4    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$641,504
5.00% 1/1/28	350,000	414,750
5.00% 1/1/28	210,000	254,837
5.00% 1/1/29	585,000	691,201
5.00% 1/1/29	220,000	264,730
5.00% 1/1/30	520,000	613,376
5.00% 1/1/31	200,000	237,618
5.00% 1/1/32	210,000	248,661
5.00% 1/1/35	160,000	188,403
5.00% 1/1/36	180,000	211,628
5.00% 1/1/41	400,000	466,476
Series A 5.00% 1/1/25	125,000	133,930
Series A 5.00% 1/1/26	425,000	454,946
Series A 5.00% 1/1/31	520,000	556,468
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	411,725
Series AAA 5.25% 7/1/25 ‡	250,000	240,000
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,800,000
Series WW 5.00% 7/1/28 ‡	1,775,000	1,699,562
Series WW 5.25% 7/1/33 ‡	1,250,000	1,200,000
Series XX 4.75% 7/1/26 ‡	260,000	247,975
Series XX 5.25% 7/1/40 ‡	750,000	720,000
Series XX 5.75% 7/1/36 ‡	925,000	892,625
Series ZZ 4.75% 7/1/27 ‡	210,000	200,288
Series ZZ 5.25% 7/1/24 ‡	350,000	336,000
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,672,674
Series A 5.00% 12/1/47	2,265,000	2,693,289
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,534,324
Series A 5.00% 1/1/42	1,500,000	1,827,060
Series A 5.00% 1/1/46	2,000,000	2,326,920
Series A 5.00% 1/1/47	3,130,000	3,784,953
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,842,350
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,419,101
NQ-301 [5/21] 7/21 (1710588)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/31	885,000	$1,012,706
Series A 4.00% 10/1/33	365,000	414,786
		46,124,722
Healthcare Revenue Bonds — 22.52%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,157,365
5.375% 11/1/34	320,000	341,475
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	490,496
5.00% 9/1/58	3,220,000	3,375,011
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,145,294
2nd Tier Series B 5.25% 1/1/37	480,000	385,459
4th Tier Series D 7.00% 1/1/37	1,585,000	1,286,814
4th Tier Series D 7.25% 1/1/52	2,580,000	1,992,121
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,440,874
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	470,502
5.00% 6/1/48	1,000,000	1,039,450
5.00% 6/1/53	2,450,000	2,544,251
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	577,170
4.00% 11/1/41	800,000	909,608
5.00% 11/1/26	500,000	567,710
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	511,240
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	105,097
5.00% 5/1/44	1,500,000	1,566,675
6    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,585,000	$1,644,691
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	287,904
Series A 144A 5.00% 8/1/46 #	2,380,000	2,440,286
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	742,074
Series A 5.00% 4/1/40	705,000	715,667
Series A 5.00% 4/1/48	315,000	318,657
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,298,340
Series A 5.00% 2/15/48	1,850,000	2,217,373
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,882,750
6.00% 6/15/39	3,570,000	3,699,234
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	513,195
4.00% 4/1/25	660,000	676,164
4.00% 4/1/31	60,000	60,961
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	666,534
5.75% 2/1/44	500,000	507,010

(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	576,254
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,259,020
5.00% 5/1/27	1,400,000	1,725,220
5.00% 5/1/29	1,000,000	1,220,160
5.00% 5/1/30	850,000	1,031,067
5.00% 5/1/31	500,000	604,450
5.00% 5/1/32	500,000	603,180
NQ-301 [5/21] 7/21 (1710588)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	$1,128,460
5.00% 9/1/32	1,000,000	1,126,720
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,690,995
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,289,808
Series A 5.00% 11/15/33	500,000	585,505
Series A 5.00% 11/15/33	325,000	405,399
Series A 5.00% 11/15/34	500,000	584,790
Series A 5.00% 11/15/35	1,000,000	1,242,520
Series A 5.00% 11/15/44	1,000,000	1,164,840
Series A 5.00% 11/15/49	3,475,000	4,191,892
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	507,080
5.25% 11/1/45	1,950,000	1,974,667
5.375% 11/1/50	455,000	461,370
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,920,062
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	435,061
Series A 5.00% 11/1/32	330,000	333,752
Series A 5.00% 11/1/42	1,250,000	1,263,825
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,205,169
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,622,954
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,309,235
Series A 5.30% 9/1/37	1,200,000	1,230,264
8    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	$1,361,246
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	970,421
5.00% 9/1/24	575,000	651,182
5.00% 9/1/25	750,000	843,645
5.00% 9/1/26	575,000	644,684
5.00% 9/1/27	405,000	452,616
5.00% 9/1/28	425,000	471,814
5.00% 9/1/29	425,000	470,148
5.00% 9/1/34	730,000	794,437
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,962,314
5.00% 5/1/48	5,090,000	6,294,956
Series A 4.00% 5/1/37	965,000	1,085,721
Series A 5.00% 5/1/46	3,715,000	4,401,049
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,729,104
Series A 5.00% 11/15/47	1,560,000	1,897,365
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,594,614
Series A 5.00% 7/1/32	3,000,000	3,530,130
Series A 5.00% 7/1/33	1,260,000	1,480,979
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,112,431
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,505
Series A 5.375% 5/1/43	500,000	500,295
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	524,145
4.00% 8/1/44	800,000	836,416
NQ-301 [5/21] 7/21 (1710588)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/49	1,000,000	$1,076,200
5.00% 8/1/54	875,000	938,919
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	252,883
4.75% 11/1/52	750,000	758,295
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	852,159
4.65% 7/1/26	540,000	541,388
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	527,010
5.125% 12/1/44	1,605,000	1,680,981
		136,009,223
Housing Revenue Bonds — 0.69%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	695,000	701,345
Series I 2.20% 1/1/51	1,305,000	1,316,093
Minnesota Housing Finance Agency Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	745,000	747,779
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,378,358
		4,143,575
Lease Revenue Bonds — 2.77%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,358,888
Series A 5.00% 6/1/43	3,835,000	4,154,647
Series B 5.00% 3/1/28	2,500,000	2,588,700
Series B 5.00% 3/1/29	1,000,000	1,035,400
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,780,845
10    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/35	1,645,000	$1,869,098
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project) Series A 5.00% 8/1/35	3,960,000	3,973,543
		16,761,121
Local General Obligation Bonds — 12.51%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/43	750,000	813,630
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,713,045
Series A 4.00% 2/1/43	3,500,000	3,965,220
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,031,026
Series A 4.00% 2/1/29	1,800,000	2,012,400
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,290,896
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,192,400
Series A 5.00% 2/1/33	3,585,000	4,269,305
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	184,248
Series A 4.00% 2/1/28	1,250,000	1,435,188
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,268,638
Series A 5.00% 12/1/33	2,000,000	2,703,000
Series A 5.00% 12/1/36	940,000	1,151,754
Series A 5.00% 12/1/37	2,850,000	3,545,400
Series A 5.00% 12/1/37	2,645,000	3,236,052
Series A 5.00% 12/1/38	3,310,000	4,109,994
Series B 5.00% 12/1/30	1,000,000	1,233,750
Series C 5.00% 12/1/28	1,500,000	1,955,010
NQ-301 [5/21] 7/21 (1710588)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series C 5.00% 12/1/30	1,245,000	$1,536,019
Series C 5.00% 12/1/37	3,000,000	3,670,380
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	517,655
Marshall
Series B 4.00% 4/1/28	275,000	332,384
Series B 4.00% 4/1/29	285,000	350,505
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	536,166
Series A 4.00% 2/1/37	600,000	713,016
Series A 4.00% 2/1/38	625,000	741,000
Series B 4.00% 2/1/36	945,000	1,125,948
Series B 4.00% 2/1/37	1,255,000	1,491,392
Series B 4.00% 2/1/38	1,305,000	1,547,208

(School Building) Series B 4.00% 2/1/37	1,000,000	1,211,480
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,407,460
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,520,324
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,252,360
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	576,305
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,413,515
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,520,125
		75,574,198
12    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds — 7.30%
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	$14,389,819
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	2,555,000	2,596,698
Series A Unrefunded Balance 5.00% 10/1/27-21 §	5,200,000	5,284,864

(State Trunk Highway) Series B 5.00% 10/1/29-21 §	5,000,000	5,081,600
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	372,603
Series 7-Q 5.00% 10/1/24-22 §	475,000	505,676
Series 7-Q 5.00% 10/1/27-22 §	200,000	212,916
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	330,648
Series B 5.00% 12/1/28-23 §	275,000	308,231
Series B 5.00% 12/1/31-23 §	1,365,000	1,529,946
Series B 5.00% 12/1/33-23 §	300,000	336,252
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	323,863
5.00% 7/1/33-23 §	650,000	713,596
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,090,098
Series A 5.00% 11/15/30-25 §	670,000	802,600
University of Minnesota
Series A 5.50% 7/1/21	2,365,000	2,374,767
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,493,920
Series A 5.00% 1/1/46-24 §	3,000,000	3,370,440
		44,118,537
NQ-301 [5/21] 7/21 (1710588)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 3.20%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	$3,085,440
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	270,810
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	10,200,000	11,466,432
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	752,831
Series G 5.00% 11/1/31	1,500,000	1,723,500
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,058,340
		19,357,353
State General Obligation Bonds — 11.60%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	2,229,562
Minnesota
Series A 5.00% 8/1/30	6,980,000	9,214,368
Series A 5.00% 8/1/35	3,000,000	3,924,270
Series A 5.00% 8/1/40	1,750,000	2,308,163

(State Trunk Highway) Series E 5.00% 10/1/26	3,395,000	4,196,899
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,017,299
Series A 5.00% 8/1/29	3,200,000	3,798,848
Series A 5.00% 8/1/30	4,200,000	4,806,354
Series A 5.00% 8/1/32	3,875,000	4,430,442
Series A 5.00% 8/1/33	2,075,000	2,668,927
Series A 5.00% 10/1/33	3,000,000	3,760,110
Series A 5.00% 8/1/35	2,975,000	3,821,328
Series A 5.00% 8/1/38	3,450,000	4,401,648
Series A Unrefunded Balance 4.00% 8/1/27	955,000	996,008
Series D 5.00% 8/1/26	6,000,000	7,380,120
Series D 5.00% 8/1/27	2,525,000	3,094,211
		70,048,557
14    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 6.25%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	$1,513,584
Series C 5.00% 1/1/29	410,000	503,296
Series C 5.00% 1/1/33	850,000	1,033,303
Series C 5.00% 1/1/36	600,000	727,866
Series C 5.00% 1/1/41	600,000	726,264
Series C 5.00% 1/1/46	1,595,000	1,930,859
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,114,210
Series A 5.00% 1/1/44	3,000,000	3,750,510
Series A 5.00% 1/1/49	5,000,000	6,210,450
Series B 5.00% 1/1/26	575,000	590,818
Series B 5.00% 1/1/27	1,160,000	1,191,436
Series B 5.00% 1/1/28	2,750,000	2,823,535
Series B 5.00% 1/1/29	120,000	123,209
Series B 5.00% 1/1/30	1,675,000	1,719,789
Series B 5.00% 1/1/31	1,750,000	1,796,795
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,439,322
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,545,373
		37,740,619
Water & Sewer Revenue Bonds — 2.90%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,242,602
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,511,984
Series B 5.00% 9/1/25	2,000,000	2,118,220
Series C 4.00% 3/1/31	3,120,000	3,636,485
Series C 4.00% 3/1/32	3,225,000	3,750,256
Series E 5.00% 9/1/23	2,000,000	2,118,220
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,166,620
		17,544,387
Total Municipal Bonds (cost $552,314,982)		586,699,742

NQ-301 [5/21] 7/21 (1710588)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 1.74%
Variable Rate Demand Notes — 1.74%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells Fargo Bank N.A.)	3,750,000	$3,750,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	6,005,000	6,005,000
Series B-2 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	775,000	775,000
Total Short-Term Investments (cost $10,530,000)		10,530,000
Total Value of Securities—98.87% (cost $562,844,982)		597,229,742

Receivables and Other Assets Net of Liabilities—1.13%		6,803,249
Net Assets Applicable to 47,679,553 Shares Outstanding—100.00%		$604,032,991
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $15,254,256, which represents 2.53% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
16    NQ-301 [5/21] 7/21 (1710588)

(Unaudited)
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
NQ-301 [5/21] 7/21 (1710588)    17